RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
RISK MANAGEMENT
3. RISK MANAGEMENT
3.1 FINANCIAL RISK MANAGEMENT
The Group’s activities potentially expose it to a variety of financial risks: market risk (foreign exchange risk and cash flow and fair value interest rate risk), credit risk and liquidity risk. The management of the Group’s financial risk is based on a financial policy approved by the Company’s board of directors.
(A)Market Risk
(I)Foreign Exchange Risk
Foreign currency risk is the risk that the fair value of future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The risk arises from future commercial transactions and recognized assets and liabilities which are denominated in a currency that is not the respective group companies’ functional currencies. The currencies in which transactions and balances are primarily denominated are the Euro (“EUR”), US dollar (“USD”) and British Pound Sterling (“GBP”). Management performs ongoing assessments of foreign currency fluctuations. Management identified an increased foreign exchange risk created by the USD-denominated Term Loan (see Note 15) in a subsidiary which has the Euro as its functional currency. In order to minimize the exposure, effective April 17, 2025, the Group entered into the CCIRS to synthetically convert the existing USD-denominated, floating rate Term Loan into Euro-denominated, fixed rate borrowings for the duration of the underlying Term Loan drawn under the Wells Fargo Amended and Restated Credit Agreement.
As of December 31, 2025 and 2024, the Group’s exposure to foreign exchange risks was primarily through cash, borrowings and working capital balances held by its entities which have Euro as the functional currency. Such balances included the following:

	As of December 31, 2025	As of December 31, 2024
USD-denominated net liabilities(1)	(68,562)	(26,882)
GBP-denominated net assets	3,055	5,343
(1) The balances do not include the effect of the cash flow hedge.

Based on the sensitivity analyses performed, movements in USD and GBP exchange rates to EUR by 10% would result on average in the following gains or losses to the Group’s net (loss) income:

	Year ended December 31,
	2025	2024
USD	6,928	2,610
GBP	(406)	519

Management believes that 10% is a reasonable extent of currency fluctuations in the foreseeable future.

(II)Cash Flow and Fair Value Interest Rate Risk
Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rate. The Group’s exposure to interest rate risk as of December 31, 2025, arises from borrowings at variable rates (Note 15). The CCIRS minimizes the exposure to interest rate risk since it effectively converts the variable interest rate on the Term Loan into a fixed interest rate.
(III) Market Risk Management through the CCIRS

Effective April 17, 2025, the Group entered into the CCIRS to:

• receive USD-SOFR + 2.60% interest and pay 4.567% fixed Euro interest; and

• receive USD principal repayments equal to principal repayments due under the term loan (see Note 15) and pay EUR principal repayments (fixed at the April 17, 2025 spot rate of EUR 1.1357) on the last business days of each of March, June, September and December commencing July 1, 2025.

The amounts relating to the CCRIS designated as a cash flow hedge as of December 31, 2025 were as follows:

	As of December 31, 2025
	Nominal amount	Carrying Amount of Asset (Liability)	Line item in the Statement of Financial Position where the hedging instrument is included
CCIRS	75,000	(2,075)	Derivative Financial Instrument

	Year Ended December 31,
	2025	2024
Changes in the value of the hedging instrument recognized in OCI (net of related tax)	(2,010)	—
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,146	—

The line item in profit or loss affected by the reclassification is Finance income - foreign exchange gain.

The valuation technique applied to determine the fair value of the CCIRS at the end of each reporting period is a discounted cash flow model wherein the future cash flows are estimated based on forward exchange rates and interest rates (from observable forward exchange rates and interest rates at the end of the reporting period), discounted at a rate that reflects the credit risk of the counterparties.

As of December 31, 2024, the Group did not hold any derivative financial instruments to hedge exposures to changes in foreign currency and interest rates.

(B)Credit Risk
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As at December 31,
	2025	2024
Trade and other receivables (excluding prepayments and deferred cost)	23,533	19,429
Cash and cash equivalents	15,814	13,729
	39,347	33,158
For the years ended December 31, 2025 and December 31, 2024, no revenues generated from a single customer exceeded 10% of the Group’s total revenue for the year. For the year ended December 31, 2023, revenues generated from a single customer amounted to 16% of the Group’s total revenue.
The Group has the following financial assets that are subject to the ECL model: trade receivables and other financial assets carried at amortized cost. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The expected loss rates are based on the historical credit losses experienced over a recent twelve-month period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors (such as GDP growth, inflation rate and unemployment forecasts) affecting the ability of the customers to settle the receivables.
The aging of trade receivables that are past due but not impaired is shown below:

	As at December 31,
	2025	2024
1-30 days past due	4,896	3,985
31-60 days past due	2,906	1,610
61-90 days past due	1,212	751
More than 90 days past due	992	737
	10,006	7,083
The Company recognized a specific provision of $680 on trade receivables in the year ended December 31, 2025 (December 31, 2024: $568).
The activity in the credit loss allowance was as follows:

	Year Ended December 31,
	2025	2024
Balance at the beginning of the period	1,664	1,757
Movements in credit loss allowance	221	378
Write-offs	(297)	(356)
Translation effect	228	(115)
Balance at the end of the period	1,816	1,664
The movement in the credit loss allowance during the years ended December 31, 2025 and December 31, 2024 was due to overall business revenue growth.

For the year ended December 31, 2025, the Company recorded net write-offs of receivables from customers of $108, representing amounts not previously specifically provided for, partially offset by collections of previously written off receivables from customers. For the year ended December 31, 2024, the Company wrote off receivables from customers with a total value of $102; the balances were not previously specifically provided.

The Group actively manages credit limits and exposures in a practicable manner such that past due amounts receivable from the operator customers are within controlled parameters. Management assesses the credit quality of the operators, taking into account their financial position, past experience and other factors. The Group’s receivables are principally in respect of transactions with operators for whom there is no recent history of default. Management does not expect significant losses from non-performance by these operators above the ECL provision. The directors consider that the Group was not exposed to significant credit risk as at the end of the current reporting period.
As cash and cash equivalents are held with reputable financial institutions, any credit risk is deemed to be immaterial.
(C)Liquidity Risk
The Group is exposed to liquidity risk in relation to meeting future obligations associated with its financial liabilities, which are predominantly comprised of borrowings due to the third parties (Note 15), amounts committed on acquisitions (Note 16), and trade and other payables (Note 17). Prudent liquidity risk management includes maintaining sufficient cash and committed credit lines to ensure the availability of adequate funding to meet the Group’s obligations when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.
Management monitors liquidity risk by continual observation of cash inflows and outflows. To improve the net cash inflows and maintain cash balances at a specified level, management ensures that no additional financing facilities are expected to be required over the coming year. In this respect, management does not consider liquidity risk to the Group as significant when taking into account the liquidity management process referred to above.
The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Trade and other payables due in less than 1 year equal their carrying values as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of December 31, 2025
Non-derivative financial instruments
Deferred consideration(1)	5,005	38,299	—	43,304
Contingent consideration(2)	—	—	149	149
Borrowings and interest(3)	19,629	18,842	102,730	141,201
Lease liability	1,494	1,428	2,573	5,495
Trade and other payables(4)	9,902	1,120	—	11,022
Total	36,030	59,689	105,452	201,171
Derivative financial instrument
Cross-currency interest rate swap used for hedging:
Outflow	14,566	14,035	46,047	74,648
Inflow	(15,208)	(14,421)	(44,469)	(74,098)
Total	(642)	(386)	1,578	550
As of December 31, 2024
Non-derivative financial instruments
Deferred consideration(1)	11,487	—	—	11,487
Borrowings and interest(3)	5,165	4,804	16,612	26,581
Lease liability	1,213	1,188	3,571	5,972
Trade and other payables(4)	5,028	—	—	5,028
Total	22,893	5,992	20,183	49,068

(1) See Note 16 for settlement of the deferred consideration.
(2) See Note 5 for settlement of the contingent consideration.
(3) The amounts above include contractual interest obligations for floating rate borrowings as at the end of each period based on the amortization schedule for such borrowings and the interest rate for the period.
(4) The amounts above include trade payables, accrued bonuses related to acquisition, accrued general expenses and other financial liabilities.

3.2 CAPITAL RISK MANAGEMENT
The Group’s capital management objectives are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The directors intend to retain all available liquidity sources and future earnings, if any, to fund the development and expansion of the business and they have no plans to pay regular dividends on ordinary shares in the foreseeable future.
At December 31, 2025 and 2024, the net current asset position of the Group was $7,262 and $5,153 respectively. Management prepares and reviews a rolling forecast of the Group’s operations for the 12-month period to anticipate any liquidity deficit. Per the assessment made as of the reporting date, the Group will have sufficient funds to settle liabilities in a timely manner in the foreseeable future.
The Group’s equity, as disclosed in the consolidated statement of financial position, constitutes its capital. The Group maintains the level of capital by reference to its financial obligations and commitments arising from operational requirements. In view of the nature of the Group’s activities, the capital level as at the end of the reporting year is deemed adequate.
3.3 FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial instruments measured at fair value in the consolidated statement of financial position are grouped into three levels of fair value hierarchy. This grouping is determined based on the lowest level of significant inputs used in fair value measurement, as follows:
1.Level I – quoted prices in active markets for identical assets or liabilities.
2.Level II – inputs other than quoted prices included within Level I that are observable for the instrument, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
3.Level III – inputs for instrument that are not based on observable market data (unobservable inputs).
As of December 31, 2025, the Company did not have any financial assets and liabilities measured at fair value within the fair value hierarchy noted above, except for (i) contingent consideration which is measured at fair value and is included in Level 3 of the fair value hierarchy (see Note 5) and (ii) the derivative financial instrument which is measured at fair value and is included in Level 2 of the fair value hierarchy (see Note 3.1).
As of December 31, 2024, the Company did not have any financial assets and liabilities measured at fair value within the fair value hierarchy noted above.
As of December 31, 2025 and 2024, the carrying amounts of cash and cash equivalents, trade and other receivables, trade and other payables, deferred consideration and borrowings reflected in the consolidated statement of financial position are reasonable estimates of fair value in view of the nature of these instruments or the relatively short period of time between the origination of the instruments and their expected realization.